Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts Receivable, Net
5.	Accounts Receivable, Net
Accounts receivable, net, consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	166,612	161,520	22,129
Less: expected credit losses provision	(131,826)	(103,340)	(14,158)

Accounts receivable, net	34,786	58,180	7,971

The movement in the expected credit losses w
ere
:

	For the year ended December 31,
	2023	2024
	RMB	RMB	US$
Beginning balance prior to ASC 326	(115,380)
Adoption of ASC Topic 326	(1,153)

Balance at beginning of the year	(116,533)	(131,826)	(18,061)
Current period provision	(16,170)	(12,725)	(1,743)
Reversal	1,773	6,039	827
Write-off	—	35,180	4,820
Provision converted from unbilled revenue	(1,269)	—	—
Acquisition of non-controlling interests	390	—	—
Foreign currency translation	(17)	(8)	(1)

Balance at the end of the year	(131,826)	(103,340)	(14,158)

The movements in the allowance for doubtful accounts was:

For the year ended December 31,
2022
RMB
Balance at beginning of the year	(69,417)
Current period provision	(46,098)
Reversal	53
Foreign currency translation	82

Balance at the end of the year	(115,380)